Segment Information (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Revenue And Operating Income (loss)

	(Millions of Yen)
Year ended March 31, 2010	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥142,239	¥85,480	¥19,996	¥14,429	—	¥262,144
Intersegment	411	285	—	—	¥(696)	—

Total	142,650	85,765	19,996	14,429	(696)	262,144
Operating expenses	121,167	87,687	15,323	11,577	7,726	243,480

Operating income (loss)	¥21,483	¥(1,922)	¥4,673	¥2,852	¥(8,422)	¥18,664

	(Millions of Yen)
Year ended March 31, 2011	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥132,474	¥85,661	¥21,868	¥17,985	—	¥257,988
Intersegment	650	250	—	2	¥(902)	—

Total	133,124	85,911	21,868	17,987	(902)	257,988
Operating expenses	116,099	88,456	15,420	11,788	5,434	237,197

Operating income (loss)	¥17,025	¥(2,545)	¥6,448	¥6,199	¥(6,336)	¥20,791

	(Millions of Yen)
Year ended March 31, 2012	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥139,710	¥82,429	¥25,212	¥18,407	—	¥265,758
Intersegment	690	126	—	23	¥(839)	—

Total	140,400	82,555	25,212	18,430	(839)	265,758
Operating expenses	107,379	79,726	18,556	14,251	4,896	224,808

Operating income	¥33,021	¥2,829	¥6,656	¥4,179	¥(5,735)	¥40,950

	(Thousands of U.S. Dollars)
Year ended March 31, 2012	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	$1,699,841	$1,002,908	$306,753	$223,957	—	$3,233,459
Intersegment	8,395	1,533	—	280	$(10,208)	—

Total	1,708,236	1,004,441	306,753	224,237	(10,208)	3,233,459
Operating expenses	1,306,472	970,021	225,770	173,391	59,569	2,735,223

Operating income	$401,764	$34,420	$80,983	$50,846	$(69,777)	$498,236

Schedule Of Segment Assets, Depreciation And Amortization And Capital Expenditures

	(Millions of Yen)
Year ended March 31, 2010	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	¥133,973	¥107,523	¥14,049	¥5,963	¥36,690	¥298,198
Depreciation and amortization	2,907	4,894	732	138	4,228	12,899
Capital expenditures	1,523	4,803	976	100	560	7,962

	(Millions of Yen)
Year ended March 31, 2011	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	¥144,383	¥100,098	¥16,151	¥25,005	¥28,254	¥313,891
Depreciation and amortization	3,120	5,243	1,013	174	2,838	12,388
Capital expenditures	1,221	2,819	1,705	208	2,312	8,265

	(Millions of Yen)
Year ended March 31, 2012	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	¥162,387	¥98,150	¥18,528	¥20,327	¥28,614	¥328,006
Depreciation and amortization	1,957	4,331	1,349	299	1,862	9,798
Capital expenditures	1,156	1,850	3,222	532	3,930	10,690
	(Thousands of U.S. Dollars)
Year ended March 31, 2012	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	$1,975,751	$1,194,184	$225,429	$247,317	$348,145	$3,990,826
Depreciation and amortization	23,811	52,695	16,413	3,638	22,655	119,212
Capital expenditures	14,065	22,509	39,202	6,472	47,816	130,064

Schedule Of Geographic Information

	(Millions of Yen)
Year ended March 31, 2010	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥198,500	¥33,743	¥23,682	¥6,219	¥262,144	—	¥262,144
Intersegment	14,272	3,805	89	669	18,835	¥(18,835)	—

Total	212,772	37,548	23,771	6,888	280,979	(18,835)	262,144
Operating expenses	199,427	33,845	22,598	6,560	262,430	(18,950)	243,480

Operating income	¥13,345	¥3,703	¥1,173	¥328	¥18,549	¥115	¥18,664

Property and equipment, net	¥60,345	¥1,739	¥93	¥257	¥62,434	—	¥62,434

	(Millions of Yen)
Year ended March 31, 2011	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥194,431	¥36,870	¥19,525	¥7,162	¥257,988	—	¥257,988
Intersegment	17,368	1,837	1,661	710	21,576	¥(21,576)	—

Total	211,799	38,707	21,186	7,872	279,564	(21,576)	257,988
Operating expenses	201,244	32,144	18,670	6,687	258,745	(21,548)	237,197

Operating income	¥10,555	¥6,563	¥2,516	¥1,185	¥20,819	¥(28)	¥20,791

Property and equipment, net	¥56,742	¥2,460	¥77	¥229	¥59,508	—	¥59,508
	(Millions of Yen)
Year ended March 31, 2012	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥208,641	¥35,955	¥14,561	¥6,601	¥265,758	—	¥265,758
Intersegment	12,557	3,706	512	234	17,009	¥(17,009)	—

Total	221,198	39,661	15,073	6,835	282,767	(17,009)	265,758
Operating expenses	189,256	32,277	14,149	6,234	241,916	(17,108)	224,808

Operating income	¥31,942	¥7,384	¥924	¥601	¥40,851	¥99	¥40,950

Property and equipment, net	¥57,815	¥4,191	¥56	¥189	¥62,251	—	¥62,251

	(Thousands of U.S. Dollars)
Year ended March 31, 2012	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	$2,538,520	$437,462	$177,163	$80,314	$3,233,459	—	$3,233,459
Intersegment	152,780	45,091	6,229	2,847	206,947	$(206,947)	—

Total	2,691,300	482,553	183,392	83,161	3,440,406	(206,947)	3,233,459
Operating expenses	2,302,664	392,712	172,150	75,849	2,943,375	(208,152)	2,735,223

Operating income	$388,636	$89,841	$11,242	$7,312	$497,031	$1,205	$498,236

Property and equipment, net	$703,431	$50,992	$681	$2,299	$757,403	—	$757,403